ATR QM Data Fields
Loans in Report: 5

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
838653	XXXXXXXXXX	Not covered/exempt	No	No
312792	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
221882	XXXXXXXXXX	Not covered/exempt	No	No
300496	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
304243	XXXXXXXXXX	Not covered/exempt	No	No
5